                           KEMPER FIXED INCOME FUNDS
                            SUPPLEMENT TO PROSPECTUS
                            DATED DECEMBER 20, 1996

                                 CLASS I SHARES

                  KEMPER ADJUSTABLE RATE U.S. GOVERNMENT FUND
                           KEMPER CASH RESERVES FUND
                         KEMPER DIVERSIFIED INCOME FUND
                     KEMPER U.S. GOVERNMENT SECURITIES FUND
                             KEMPER HIGH YIELD FUND
                  KEMPER INCOME AND CAPITAL PRESERVATION FUND
                           KEMPER U.S. MORTGAGE FUND
                   KEMPER SHORT-INTERMEDIATE GOVERNMENT FUND

Kemper Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund"), Kemper Cash Reserves Fund (the "Cash Reserves Fund"), Kemper Diversified Income Fund (the "Diversified Fund"), Kemper U.S. Government Securities Fund (the "Government Fund"), Kemper High Yield Fund (the "High Yield Fund"), Kemper Income and Capital Preservation Fund (the "Income and Capital Fund"), Kemper U.S. Mortgage Fund (the "Mortgage Fund") and Kemper Short-Intermediate Government Fund (the "Short-Intermediate Government Fund") (collectively, the "Funds") currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the prospectus, and Class I shares, which are described in the prospectus as supplemented hereby.

Class I shares are available for purchase exclusively by the following investors: (a) tax-exempt retirement plans of Zurich Kemper Investments, Inc. ("ZKI") and its affiliates; and (b) the following investment advisory clients of ZKI and its investment advisory affiliates (including Zurich Investment Management, Inc.) that invest at least $1 million in a Fund: (1) unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); (2) unaffiliated banks and insurance companies purchasing for their own accounts; and (3) endowment funds of unaffiliated non-profit organizations. Class I shares currently are available for purchase only from Kemper Distributors, Inc., principal underwriter for the Funds. Share certificates are not available for Class I shares.

The primary distinctions among the classes of each Fund's shares lie in their initial and contingent deferred sales charge schedules and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administrative services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will be higher for Class I shares than for Class A, Class B and Class C shares.

The following information supplements the indicated sections of the prospectus.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
(APPLICABLE TO ALL FUNDS)                                                                   CLASS I
Maximum Sales Charge on Purchases
  (as a percentage of offering price)......................................................   None
Maximum Sales Charge on Reinvested Dividends...............................................   None
Redemption Fees............................................................................   None
Exchange Fee...............................................................................   None
Deferred Sales Charge (as a percentage of redemption proceeds).............................   None

        ANNUAL FUND                                                                            INCOME                   SHORT-
     OPERATING EXPENSES        ADJUSTABLE      CASH                                   HIGH      AND                  INTERMEDIATE
(as a percentage of average       RATE       RESERVES    DIVERSIFIED    GOVERNMENT    YIELD    CAPITAL   MORTGAGE     GOVERNMENT
        net assets)               FUND         FUND         FUND           FUND       FUND      FUND       FUND          FUND
                               ----------    --------    -----------    ----------    -----    ------    --------    ------------
Management Fees.............       .55%         .40%          .56%          .41%        .53%     .53%       .50%          .55%
12b-1 Fees..................      None         None          None          None        None     None       None          None
Other Expenses
  (estimated)...............       .15%         .15%          .71%          .18%        .08%     .19%       .15%          .15%
                                  ----         ----          ----          ----        ----     ----       ----          ----
Total Operating Expenses....       .70%         .55%         1.27%          .59%        .61%     .72%       .65%          .70%
                                  ====         ====          ====          ====        ====     ====       ====          ====

                                                                             1       3       5      10
EXAMPLE                                   FUND                              YEAR   YEARS   YEARS   YEARS
----------------------------------------  -------------------------------   ----   -----   -----   -----
You would pay the following expenses on   Adjustable Rate................   $ 7     $22     $39    $  87
a $1,000 investment, assuming (1) 5%      Cash Reserves..................   $ 6     $18     $31    $  69
annual return and (2) redemption at the   Diversified....................   $13     $40     $70    $ 153
end of each time period:                  Government.....................   $ 6     $19     $33    $  74
                                          High Yield.....................   $ 6     $20     $34    $  76
                                          Income and Capital.............   $ 7     $23     $40    $  89
                                          Mortgage.......................   $ 7     $21     $36    $  81
                                          Short-Intermediate
                                          Government.....................   $ 7     $22     $39    $  87

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in Class I shares of a Fund will bear directly or indirectly.

"Other Expenses" for Class I shares have been estimated for the current fiscal year for the following funds: Adjustable Rate, Cash Reserves, Mortgage and Short-Intermediate.

The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Fund. THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

No financial information is presented for Class I shares of the Adjustable Rate Fund, Cash Reserves Fund, Mortgage Fund and the Short-Intermediate Government Fund since no Class I shares had been issued as of such Funds' fiscal year end.

                                DIVERSIFIED FUND

                                                                                                            NOVEMBER 22,
                                                                                                              1995 TO
                                                                                                            OCTOBER 31,
                                                                                                                1996
                                                                                                            ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                           $ 5.98
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                           .45
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on
  investments and foreign currency                                                                                .12
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                  .57
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                                      .55
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                 $ 6.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                                                                  10.01%
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                                                                         1.27%
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                            7.48
------------------------------------------------------------------------------------------------------------------------

                                GOVERNMENT FUND

                                                                                                 YEAR ENDED      JULY 3 TO
                                                                                                 OCTOBER 31,    OCTOBER 31,
                                                                                                    1996           1995
                                                                                                 -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                $8.92           8.88
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                               .64            .22
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                   (.17)           .04
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                      .47            .26
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                          .65            .22
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                      $8.74           8.92
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                                                       5.56%          3.02
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                                                              .59%           .53
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                7.35           7.07
------------------------------------------------------------------------------------------------------------------------

                                HIGH YIELD FUND

                                                                                                              DECEMBER 29,
                                                                                              YEAR ENDED         1994 TO
                                                                                             SEPTEMBER 30,    SEPTEMBER 30,
                                                                                                 1996             1995
                                                                                             -------------    -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                            $  8.01             7.55
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                             .78              .66
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                  .23              .39
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                   1.01             1.05
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                        .79              .59
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $  8.23             8.01
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                                                    13.32%           14.37
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                                                            .61%             .61
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              9.72            10.70
------------------------------------------------------------------------------------------------------------------------

                            INCOME AND CAPITAL FUND

                                                                                                 YEAR ENDED      JULY 3 TO
                                                                                                 OCTOBER 31,    OCTOBER 31,
                                                                                                    1996           1995
                                                                                                 -----------    -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                                                $8.61           8.52
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                               .60            .19
------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain                                                                   (.15)           .12
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                      .45            .31
------------------------------------------------------------------------------------------------------------------------
Less distribution from net investment income                                                          .61            .22
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                      $8.45           8.61
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED):                                                                       5.45%          3.65
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
Expenses                                                                                              .72%           .62
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                7.14           6.87
------------------------------------------------------------------------------------------------------------------------

SPECIAL FEATURES

Shareholders of a Fund's Class I shares may exchange their shares for (i) shares of Kemper Money Funds--Kemper Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates and (ii) Class I shares of any other "Kemper Mutual Fund" listed under "Special Features--Class A Shares--Combined Purchases" in the prospectus. Conversely, shareholders of Kemper Money Funds--Kemper Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of ZKI and its affiliates may exchange their shares for Class I shares of "Kemper Mutual Funds" to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus under "Special Features--Exchange Privilege--General."

December 20, 1996
KFIF-1I (12/96)